Other Liabilities and Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other Liabilities and Accrued Expenses

Note 16 - Other Liabilities and Accrued Expenses

The other liabilities and accrued expenses as of December 31, 2014 and December 31, 2013 are as follows:

(in US$ millions)	2014	2013
VAT, wage tax, and other taxes	3.9	4.2
Other payables	7.0	5.6
Deferred income	1.5	2.1
Accrued charges - personnel	5.3	5.2
Accrued charges - construction work in progress	3.9	4.6
Accrued charges - general and administrative expenses	9.8	4.9

Total other liabilities and accrued expenses	31.4	26.6